Condensed Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 1,000		$ (16,558,000)	$ (16,557,000)
Balance, shares at Dec. 31, 2021		5,000,000
Remeasurement of Class A ordinary shares subject to redemption				(2,946,000)	(2,946,000)
Net income				12,707,000	12,707,000
Reduction in deferred underwriters’ commission				3,325,000	3,325,000
Balance at Dec. 31, 2022		$ 1,000		(3,472,000)	(3,471,000)
Balance, shares at Dec. 31, 2022		5,000,000
Remeasurement of Class A ordinary shares subject to redemption				(2,180,000)	(2,180,000)
Net income				548,000	548,000
Balance at Mar. 31, 2023		$ 1,000		(5,104,000)	(5,103,000)
Balance, shares at Mar. 31, 2023		5,000,000
Balance at Dec. 31, 2022		$ 1,000		(3,472,000)	(3,471,000)
Balance, shares at Dec. 31, 2022		5,000,000
Conversion of Class B ordinary shares into Class A ordinary shares		$ (1,000)		1,000
Conversion of Class B ordinary shares into Class A ordinary shares, shares	1,300,000	(1,300,000)
Remeasurement of Class A ordinary shares subject to redemption				(3,419,000)	(3,419,000)
Net income				2,332,000	2,332,000
Balance at Dec. 31, 2023				(4,558,000)	(4,558,000)
Balance, shares at Dec. 31, 2023	1,300,000	3,700,000
Remeasurement of Class A ordinary shares subject to redemption				(261,000)	(261,000)
Net income
Balance at Mar. 31, 2024				$ (4,819,000)	$ (4,819,000)
Balance, shares at Mar. 31, 2024	1,300,000	3,700,000